(fidelity_logo)(registered trademark)

Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Proxy Voting Results	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

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For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Amid a slowing economy highlighted by frequent corporate earnings disappointments, mounting unemployment and waning consumer confidence, equity investors abandoned expensive, large-cap growth stocks in favor of the current earnings delivered by small- and mid-cap value stocks during the first six months of 2001. Fixed-income investments also offered a measure of stability, as corporate, mortgage and agency securities generally outperformed many popular equity indexes through the mid-point of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T shares, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended June 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL A	6.90%	12.23%	87.04%	132.18%
Fidelity Adv Emerging Markets Income - CL A (incl. 4.75% sales charge)	1.83%	6.90%	78.16%	121.15%
JP EMBI Global	5.82%	13.20%	75.73%	129.78%
Emerging Markets Debt Funds Average	6.57%	10.21%	50.37%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 27 emerging market countries. To measure how Class A's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL A	12.23%	13.34%	12.21%
Fidelity Adv Emerging Markets Income - CL A (incl. 4.75% sales charge)	6.90%	12.24%	11.47%
JP EMBI Global	13.20%	11.94%	12.05%
Emerging Markets Debt Funds Average	10.21%	8.17%	n/a*

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class A on March 10, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by June 30, 2001, the value of the investment would have grown to $22,115 - a 121.15% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $22,978 - a 129.78% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class A
Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,				September 3, 1996 (commencement of sale of Class A shares) to December 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	4.76%	12.35%	11.93%	8.10%	8.37%	2.32%
Capital returns	2.14%	1.34%	24.42%	-30.04%	8.15%	15.39%
Total returns	6.90%	13.69%	36.35%	-21.94%	16.52%	17.71%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	7.57¢	45.41¢	126.17¢
Annualized dividend rate	9.09%	9.18%	12.52%
30-day annualized yield	10.36%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.13 over the past one month, $9.97 over the past six months, and $10.08 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 4.75% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 10.13%.

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class T
Performance - continued

Cumulative Total Returns

Periods ended June 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL T	6.86%	12.17%	86.36%	131.34%
Fidelity Adv Emerging Markets Income - CL T (incl. 3.50% sales charge)	3.12%	8.25%	79.84%	123.24%
JP EMBI Global	5.82%	13.20%	75.73%	129.78%
Emerging Markets Debt Funds Average	6.57%	10.21%	50.37%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 27 emerging market countries. To measure how Class T's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL T	12.17%	13.26%	12.15%
Fidelity Adv Emerging Markets Income - CL T (incl. 3.50% sales charge)	8.25%	12.45%	11.61%
JP EMBI Global	13.20%	11.94%	12.05%
Emerging Markets Debt Funds Average	10.21%	8.17%	n/a*

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class T on March 10, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by June 30, 2001, the value of your investment would have grown to $22,324 - a 123.24% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $22,978 - a 129.78% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class T
Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	4.72%	12.30%	11.88%	7.99%	8.32%	9.46%
Capital returns	2.14%	1.34%	24.46%	-30.06%	8.15%	30.95%
Total returns	6.86%	13.64%	36.34%	-22.07%	16.47%	40.41%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	7.49¢	44.90¢	125.51¢
Annualized dividend rate	9.01%	9.09%	12.46%
30-day annualized yield	10.41%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.11 over the past one month, $9.96 over the past six months and $10.07 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 10.18%.

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past six month, past one year, past five year and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class B
Performance - continued

Cumulative Total Returns

Periods ended June 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL B	6.58%	11.48%	80.52%	120.94%
Fidelity Adv Emerging Markets Income - CL B (incl. contingent deferred sales charge)	1.58%	6.52%	78.54%	120.94%
JP EMBI Global	5.82%	13.20%	75.73%	129.78%
Emerging Markets Debt Funds Average	6.57%	10.21%	50.37%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 27 emerging market countries. To measure how Class B's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL B	11.48%	12.54%	11.45%
Fidelity Adv Emerging Markets Income - CL B (incl. contingent deferred sales charge)	6.52%	12.29%	11.45%
JP EMBI Global	13.20%	11.94%	12.05%
Emerging Markets Debt Funds Average	10.21%	8.17%	n/a*

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class B on March 10, 1994, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have been $22,094 - a 120.94% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $22,978 - a 129.78% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class B
Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	4.35%	11.49%	10.97%	7.45%	7.57%	8.54%
Capital returns	2.23%	1.34%	24.61%	-30.11%	8.13%	31.07%
Total returns	6.58%	12.83%	35.58%	-22.66%	15.70%	39.61%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.95¢	41.65¢	118.77¢
Annualized dividend rate	8.31%	8.38%	11.72%
30-day annualized yield	10.06%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.18 over the past one month, $10.02 over the past six months, and $10.13 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 9.78%.

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns from January 1, 1996 through November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six month, past one year, past five year and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended June 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL C	6.43%	11.26%	80.22%	120.58%
Fidelity Adv Emerging Markets Income - CL C (incl. contingent deferred sales charge)	5.43%	10.27%	80.22%	120.58%
JP EMBI Global	5.82%	13.20%	75.73%	129.78%
Emerging Markets Debt Funds Average	6.57%	10.21%	50.37%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 27 emerging market countries. To measure how Class C's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL C	11.26%	12.50%	11.43%
Fidelity Adv Emerging Markets Income - CL C (incl. contingent deferred sales charge)	10.27%	12.50%	11.43%
JP EMBI Global	13.20%	11.94%	12.05%
Emerging Markets Debt Funds Average	10.21%	8.17%	n/a*

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class C on March 10, 1994, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have been $22,058 - a 120.58% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $22,978 - a 129.78% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class C
Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,			November 3, 1997 (commencement of sale of Class C shares) to December 31,
	2001	2000	1999	1998	1997
Dividend returns	4.30%	11.39%	10.79%	7.41%	2.48%
Capital returns	2.13%	1.45%	24.52%	-29.88%	1.68%
Total returns	6.43%	12.84%	35.31%	-22.47%	4.16%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.87¢	41.18¢	117.65¢
Annualized dividend rate	8.23%	8.30%	11.64%
30-day annualized yield	9.97%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.16 over the past one month, $10.00 over the past six months, and $10.11 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 9.69%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Overall, emerging-markets bonds continued their recent string of positive performance, returning 5.82% for the six-month period ending June 30, 2001, according to the J.P. Morgan Emerging Markets Bond Index Global (JP EMBI Global) - a diversified performance benchmark of 27 emerging-market nations. As the period drew to a close, however, many investors were casting fretful glances at Argentina, fearing its slumping economy and potential debt defaults could have a negative impact on other emerging-market nations, similar to the "Asian contagion" of the late 1990s. Still, the JP EMBI Global outperformed most major equity indexes around the world through the first half of the year. As was the case in the past several quarters, Russia stood out among the index's top performers, helped by a continuation of economic reforms and a credit rating upgrade. Philippines and Ivory Coast, two of the index's worst performers in 2000, were two of the top performers through the first half of this year. In addition to Argentina, Brazil struggled during the period. A drought hurt the country's hydroelectric and agricultural industries, driving prices - and inflation - steadily higher.

(Portfolio Manager photograph)
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. How did the fund perform, John?

A. For the six-month period that ended June 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned 6.90%, 6.86%, 6.58% and 6.43%, respectively. The J.P. Morgan Emerging Markets Bond Index Global (JP EMBI Global) returned 5.82%, while the emerging markets debt funds average as tracked by Lipper Inc. returned 6.57% for the same period. For the 12 months ending June 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned 12.23%, 12.17%, 11.48% and 11.26%, respectively, while the JP EMBI Global returned 13.20% and the Lipper average returned 10.21%.

Q. What contributed to the fund's performance during the last six months?

A. Russia again was the top contributor to the fund's performance as it continued to benefit from political and economic reforms, higher oil prices and a further buildup in international reserves. An underweighted position, compared to the index, in Argentina also helped as its financial crisis deepened and investor confidence in the country's ability to enact needed reforms weakened. Peru, while a relatively small portion of the fund, also posted positive returns as the country elected its first president since the abdication of Alberto Fujimori last year. Conversely, Brazil detracted from performance, and not only because of its proximity to Argentina. Its securities were hampered by the threat of an impending energy shortage due to an extended period of drought - threatening the supply of hydro-electricity that provides much of the power in Brazil and potentially impacting growth later this year.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. In the report to shareholders six months ago you talked about the IMF's intervention in Argentina and Turkey. Could you give us an update?

A. I'd be glad to. Both countries were recipients late last year of IMF - International Monetary Fund - sponsored aid packages designed to help avoid future crises. In Turkey, the IMF stepped in to provide liquidity in the face of a possible banking crisis. Argentina received money to help keep the government out of the capital markets and allow the economy some room to grow. Unfortunately, the situation in both countries arguably has worsened. In Turkey, although the government has made significant progress on many of the IMF-mandated reforms, internal political strife has helped to sustain extremely high interest rates, making it prohibitively expensive for the government to roll over domestic debt. Argentina's growth outlook remains anemic and, even after engineering a massive debt exchange, market participants lack conviction in the government's ability to finance itself going forward. Both countries are now in tenuous situations.

Q. What has the impact of that been for the market in general?

A. Argentina is a particularly problematic case because it is one of the largest borrowers in the emerging-markets universe, representing nearly a fifth of the benchmark market capitalization. Not only is the crisis there having an impact on the country's neighbors - Brazil, Chile and other South American nations - but also on emerging markets in general. The door to international borrowing has been closed to all but the most creditworthy borrowers. Spreads have widened accordingly and are likely to remain so until we move closer to a resolution of the country's woes. In addition, emerging currencies have lost substantial ground due to these carry-over effects with significant implications for monetary policy, which in many countries now cannot be eased to accommodate subdued domestic growth.

Q. John, what's your outlook?

A. I'm cautious. Interest-rate cuts by the U.S. Federal Reserve Board may not be sufficient to stimulate global demand quickly enough to positively impact emerging countries. In addition, there are a number of fragile situations, most notably in Turkey and Argentina, but in other countries as well: Brazil, Indonesia and the Philippines. Hence, my team and I will continue to focus on economic growth and foreign direct investment. I'll continue to overweight countries with positive current account balances and manageable borrowing requirements, along with strong and stable flows of foreign direct investment.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; as a secondary objective, the fund seeks capital appreciation

Start date: March 10, 1994

Size: as of June 30, 2001, more than $86 million

Manager: John Carlson, since 1995; subportfolio manager, emerging-markets debt, Fidelity Advisor Strategic Income Fund, since 1999; joined Fidelity in 1995

3

John Carlson discusses foreign direct investment in emerging-markets countries:

"Along with flows from international bond investors like ourselves, emerging-markets countries generally rely on other forms of financing: domestic capital markets, multilateral - for example, the International Monetary Fund - bilateral funding and foreign direct investment, or FDI.

"I'll focus on FDI. While FDI represents the investment by a foreign company in a local business - either through the direct purchase of property, plant and equipment, or as a joint venture, or as investments undertaken by a company to start a business in another country - its significance goes well beyond the mere funds invested. Flows of FDI are of critical importance for emerging economies not only because of the benefits they provide, but also because of what they signify. Like other capital flows to a country, FDI can help to finance external imbalances such as current account deficits. In contrast to other flows, however, the increased presence of multinationals brings with it the additional benefits of knowledge transfer from the home country to the host country, improved corporate governance and an increase in the productivity of the local economy. Also important, FDI signifies the confidence in a host country's legal system and economic prospects.

"Hence, my team and I continually monitor FDI flows, both through primary and secondary research in the countries we invest in and by leveraging the research network of our Fidelity colleagues covering multinational corporations."

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russia	17.5	14.8
Brazil	15.2	19.2
Argentina	15.0	12.8
Mexico	8.5	9.9
Turkey	4.7	2.5

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of June 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	16.1	12.9
Argentinian Republic	14.7	12.8
Brazilian Federative Republic	13.0	13.8
United Mexican States	4.8	6.3
Turkish Republic	4.6	2.5
	53.2
Asset Allocation (% of fund's net assets)
As of June 30, 2001	As of December 31, 2000
Corporate Bonds 7.8%	Corporate Bonds 10.8%
Government Obligations 80.6%	Government Obligations 71.1%
Supranational Obligations 0.0%	Supranational Obligations 0.5%
Stocks 0.8%	Stocks 0.0%
Other Investments 0.5%	Other Investments 1.9%
Short-Term Investments and Net Other Assets 10.3%	Short-Term Investments and Net Other Assets 15.7%

Semiannual Report

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 7.8%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Convertible Bonds - 0.3%
United Kingdom - 0.3%
BP Finance PLC (LUKoil) 3% 2/9/06 (g)	AA+		$ 200,000	$ 237,250
Nonconvertible Bonds - 7.5%
Argentina - 0.3%
Banco Hipotecario SA 10% 4/17/03 (Reg. S)	B1		140,000	130,200
Mastellone Hermanos SA yankee 11.75% 4/1/08	B2		240,000	144,000
TOTAL ARGENTINA				274,200
Bermuda - 0.1%
APP China Group Ltd.:
14% 3/15/10 (c)(g)	Caa3		545,000	35,425
14% 3/15/10 (Reg. S) (c)	Caa3		685,000	44,525
TOTAL BERMUDA				79,950
Brazil - 2.2%
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (g)	B1		15,000	14,906
11.25% 9/20/05 (Reg. S)	B1		410,000	407,438
12.554% 6/16/08 (h)	B1		1,215,000	1,110,206
Compania Petrolifera Marlim 12.25% 9/26/08 (g)	B1		370,000	387,575
TOTAL BRAZIL				1,920,125
Colombia - 0.6%
Comunicacion Celular SA 14.125% 3/1/05 (g)	B3		280,000	254,800
Occidente Y Caribe Celular SA yankee 14% 3/15/04	B3		270,000	245,700
TOTAL COLOMBIA				500,500
Indonesia - 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(g)	B3		1,235,000	74,100
0% 7/5/01 (Reg. S) (c)	B3		445,000	26,700
TOTAL INDONESIA				100,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
Korea (South) - 0.3%
Hanvit Bank:
12.75% 3/1/10 (g)(h)	Ba3		$ 105,000	$ 112,875
12.75% 3/1/10 (Reg. S) (h)	Ba3		175,000	188,125
TOTAL KOREA (SOUTH)				301,000
Mauritius - 0.1%
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)	Caa1		390,000	79,950
Mexico - 3.0%
Alestra SA de RL de CV yankee 12.125% 5/15/06	B2		455,000	410,638
Gruma SA de CV yankee 7.625% 10/15/07	Ba2		280,000	246,400
Grupo Iusacell SA de CV yankee 14.25% 12/1/06	B1		200,000	212,750
Pemex Project Funding Master Trust 8.5% 2/15/08 (g)	Baa3		430,000	441,825
Petroleos Mexicanos:
9.25% 3/30/18	Baa3		210,000	220,500
9.5% 9/15/27	Baa3		205,000	217,813
Telefonos de Mexico SA de CV 8.25% 1/26/06 (g)	Baa3		445,000	458,350
TFM SA de CV yankee 0% 6/15/09 (e)	B1		255,000	216,750
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	Ba3		135,000	123,525
yankee 10.5% 2/15/07	B1		90,000	82,350
TOTAL MEXICO				2,630,901
Philippines - 0.1%
Philippine Long Distance Telephone Co. 10.5% 4/15/09	Ba2		95,000	88,350
Turkey - 0.1%
Export Credit Bank of Turkey 11.5% 2/25/05 (Reg. S)	B2		100,000	91,000
United States of America - 0.6%
Pemex Project Funding Master Trust euro 9.125% 10/13/10 (Reg. S)	Baa3		455,000	478,888
TOTAL NONCONVERTIBLE BONDS				6,545,664
TOTAL CORPORATE BONDS (Cost $7,961,321)				6,782,914
Government Obligations (i) - 80.6%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Argentina - 14.7%
Argentinian Republic:
BOCON 5.3738% 4/1/07 (h)	B2		$ 470,703	$ 336,040
Brady:
floating rate bond 5.5625% 3/31/05 (h)	B2		716,800	583,744
par L-GP 6% 3/31/23	B2		965,000	617,600
Series BT06, 11.25% 5/24/04	B2		770,000	677,600
Series BT07, 11.75% 5/21/03	B2		1,110,000	1,004,550
Series BT08, 12.125% 5/21/05	B2		1,150,000	1,012,000
7% 12/19/08 (f)	B2		1,300,000	984,750
8.375% 12/20/03	B2		260,000	223,600
9.75% 9/19/27	B2		1,380,000	917,700
11% 10/9/06	B2		540,000	451,575
11.375% 1/30/17	B2		1,005,000	751,238
11.75% 5/15/06	B2		930,000	785,850
11.75% 6/15/15	B2		468,000	354,510
12% 6/19/31	B2		2,200,000	1,567,500
12.25% 6/19/18	B2		1,855,103	1,326,399
12.375% 2/21/12	B2		1,543,000	1,215,113
TOTAL ARGENTINA				12,809,769
Brazil - 13.0%
Brazilian Federative Republic:
euro 11.625% 4/15/04	B1		855,000	870,390
Brady:
capitalization bond 8% 4/15/14	B1		938,334	695,540
debt conversion bond 5.5% 4/15/12 (h)	B1		2,705,000	1,917,169
par Z-L 6% 4/15/24	B1		960,000	638,400
7.625% 4/15/06 (h)	B1		296,000	263,440
8.875% 4/15/24	B1		4,010,000	2,586,450
11% 8/17/40	B1		2,295,000	1,699,448
11.25% 7/26/07	B1		880,000	849,200
12.75% 1/15/20	B1		440,000	393,800
14.5% 10/15/09	B1		1,345,000	1,392,748
TOTAL BRAZIL				11,306,585
Bulgaria - 2.2%
Bulgarian Republic Brady:
discount A 7.75% 7/28/24 (h)	B2		270,000	212,625
FLIRB A, 3% 7/28/12 (h)	B2		1,824,000	1,479,720
interest arrears bond 7.75% 7/28/11 (h)	B2		270,000	212,625
TOTAL BULGARIA				1,904,970
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Colombia - 2.9%
Colombian Republic:
7.625% 2/15/07	Ba2		$ 325,000	$ 296,563
8.625% 4/1/08	Ba2		485,000	452,263
9.75% 4/23/09	Ba2		720,000	687,600
10.5% 6/13/06	Ba2		130,000	133,900
11.75% 2/25/20	Ba2		1,029,000	985,268
TOTAL COLOMBIA				2,555,594
Ecuador - 3.1%
Ecuador Republic:
4% 8/15/30 (f)(g)	Caa2		1,206,000	521,595
4% 8/15/30 (Reg. S) (f)	Caa2		2,490,000	1,076,925
12% 11/15/12 (g)	Caa2		874,000	613,985
12% 11/15/12 (Reg. S)	Caa2		725,000	509,313
TOTAL ECUADOR				2,721,818
Egypt - 2.5%
Arab Republic of Egypt:
7.625% 7/11/06	Ba1		1,285,000	1,280,258
8.75% 7/11/11	Ba1		890,000	888,941
TOTAL EGYPT				2,169,199
Ivory Coast - 0.2%
Ivory Coast:
Brady FLIRB A, 1.9% 3/29/18 (c)(f)	-	FRF	4,230,000	87,659
FLIRB 2% 3/30/18 (Reg. S) (c)(h)	-		575,000	94,875
TOTAL IVORY COAST				182,534
Jamaica - 0.5%
Jamaican Government 11.75% 5/15/11 (g)	Ba3		430,000	452,575
Malaysia - 0.5%
Malaysian Government 7.5% 7/15/11	Baa2		395,000	389,545
Mexico - 4.8%
United Mexican States:
Brady:
par A 6.25% 12/31/19	Baa3		395,000	360,438
par B 6.25% 12/31/19	Baa3		390,000	355,875
8.125% 12/30/19	Baa3		1,635,000	1,545,075
11.375% 9/15/16	Baa3		1,614,000	1,948,905
TOTAL MEXICO				4,210,293
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nigeria - 2.7%
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		$ 1,750,000	$ 1,124,375
promissory note 5.092% 1/5/10	-		1,748,018	1,177,710
warrants 11/15/20 (a)(j)	-		1,750	0
TOTAL NIGERIA				2,302,085
Pakistan - 0.9%
Pakistani Republic:
10% 12/13/05 (g)	Caa1		255,000	200,175
10% 12/13/05 (Reg. S)	Caa1		775,000	608,375
TOTAL PAKISTAN				808,550
Panama - 1.8%
Panamanian Republic:
8.875% 9/30/27	Ba1		315,000	287,438
9.625% 2/8/11	Ba1		210,000	213,413
10.75% 5/15/20	Ba1		250,000	265,000
euro Brady interest reduction bond 4.5% 7/17/14 (h)	Ba1		860,000	758,950
TOTAL PANAMA				1,524,801
Peru - 1.8%
Peruvian Republic:
Brady past due interest 4.5% 3/7/17 (h)	Ba3		1,120,000	772,800
euro Brady FLIRB 4% 3/7/17 (h)	Ba3		1,230,000	767,213
TOTAL PERU				1,540,013
Philippines - 2.2%
Philippine Government:
9.5% 10/21/24	Ba1		450,000	442,688
9.875% 3/16/10	Ba1		175,000	171,938
9.875% 1/15/19	Ba1		985,000	859,413
10.625% 3/16/25	Ba1		455,000	414,050
TOTAL PHILIPPINES				1,888,089
Russia - 17.5%
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		360,000	361,800
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)	Ca		455,738	332,689
Russian Federation:
5% 3/31/30 (f)(g)	B3		6,335,000	3,001,194
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Russia - continued
Russian Federation: - continued
5% 3/31/30 (Reg. S) (f)	B3		$ 4,990,000	$ 2,364,013
8.25% 3/31/10	B3		285,000	219,450
8.25% 3/31/10 (g)	B3		920,557	708,829
8.75% 7/24/05 (Reg. S)	B3		1,340,000	1,231,125
10% 6/26/07	B3		2,364,000	2,101,005
11% 7/24/18 (Reg. S)	B3		1,182,000	1,029,818
11.75% 6/10/03 (Reg. S)	B3		1,121,000	1,152,388
12.75% 6/24/28 (Reg. S)	B3		2,239,000	2,213,811
Russian Federation Ministry of Finance:
3% 5/14/03	Caa3		270,000	222,413
3% 5/14/06	Caa3		210,000	129,675
3% 5/14/08	Caa3		255,000	130,369
TOTAL RUSSIA				15,198,579
Turkey - 4.6%
Turkish Republic:
11.75% 6/15/10	B1		1,443,000	1,262,625
11.875% 11/5/04	B1		190,000	188,575
11.875% 1/15/30	B1		980,000	818,300
12% 12/15/08	B1		365,000	367,738
12.375% 6/15/09	B1		1,480,000	1,357,900
TOTAL TURKEY				3,995,138
Ukraine - 1.0%
Ukraine Government 11% 3/15/07 (Reg. S)	Caa1		1,105,800	855,668
Venezuela - 3.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)	-		6,655	0
9.25% 9/15/27	B2		1,347,000	932,798
13.625% 8/15/18	B2		445,000	432,763
13.625% 8/15/18	B2		250,000	243,125
euro Brady:
debt conversion bond 7.875% 12/18/07 (h)	B2		773,800	645,639
par W-A 6.75% 3/31/20	B2		1,050,000	793,406
par W-B 6.75% 3/31/20	B2		275,000	207,797
TOTAL VENEZUELA				3,255,528
TOTAL GOVERNMENT OBLIGATIONS (Cost $67,376,771)				70,071,333
Common Stocks - 0.8%
	Shares	Value (Note 1)
Hong Kong - 0.1%
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	3,700	$ 99,123
Mexico - 0.7%
Cemex SA de CV ADR (a)	1,368	3,215
Fomento Economico Mexicano SA de CV sponsored ADR	14,800	633,588
TOTAL MEXICO		636,803
TOTAL COMMON STOCKS (Cost $594,041)		735,926
Sovereign Loan Participations - 0.5%
Moody's Ratings (unaudited) (b)		Principal Amount (d)
Algeria - 0.5%
Algerian Republic loan participation:
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 9/4/06 (h)	-	$ 209,103	181,919
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 3/4/10 (h)	-	271,147	222,341
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $393,555)			404,260
Cash Equivalents - 9.8%
Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.99%, dated 6/29/01 due 7/2/01 (Cost $8,509,000)	$ 8,511,826	8,509,000
Purchased Options - 0.0%
Expiration Date/Strike Price		Underlying Face Amount	Value (Note 1)
Mexico - 0.0%
Deutsche Bank Call Option on $1,700,000 notional amount of United Mexican States 8.125% 12/30/19	July 2001/ $95.75	$ 1,606,500	$ 3,060
Deutsche Bank Call Option on $3,150,000 notional amount of United Mexican States 8.375% 1/14/11	July 2001/ $102	3,170,475	6,930
TOTAL PURCHASED OPTIONS (Cost $36,840)			9,990
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $84,871,528)	86,513,423
NET OTHER ASSETS - 0.5%	412,273
NET ASSETS - 100%	$ 86,925,696
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviation
FRF	-	French franc
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal Amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,515,459 or 8.6% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.3%
Baa	7.4%	BBB	1.9%
Ba	12.6%	BB	31.5%
B	59.1%	B	45.7%
Caa	6.2%	CCC	3.6%
Ca, C	0.4%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 3.3%. FMR has determined that unrated debt securities that are lower quality account for 3.3% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $140,982,852 and $134,727,661, respectively.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $404,260 or 0.5% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $84,020,984. Net unrealized appreciation aggregated $2,492,439, of which $5,923,327 related to appreciated investment securities and $3,430,888 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $16,438,000 of which $12,498,000 and $3,940,000 will expire on December 31, 2006 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $8,509,000) (cost $84,871,528) - See accompanying schedule		$ 86,513,423
Receivable for investments sold		4,056,582
Receivable for fund shares sold		72,911
Dividends receivable		2,333
Interest receivable		1,736,850
Total assets		92,382,099
Liabilities
Payable to custodian bank	$ 830,320
Payable for investments purchased	4,236,431
Payable for fund shares redeemed	182,009
Distributions payable	94,078
Accrued management fee	30,071
Distribution fees payable	28,137
Other payables and accrued expenses	55,357
Total liabilities		5,456,403
Net Assets		$ 86,925,696
Net Assets consist of:
Paid in capital		$ 99,458,565
Undistributed net investment income		1,263,475
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,438,153)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,641,809
Net Assets		$ 86,925,696

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,217,243 ÷ 820,259 shares)	$10.02
Maximum offering price per share (100/95.25 of $10.02)	$10.52
Class T: Net Asset Value and redemption price per share ($50,610,623 ÷ 5,058,419 shares)	$10.01
Maximum offering price per share (100/96.50 of $10.01)	$10.37
Class B: Net Asset Value and offering price per share ($17,826,575 ÷ 1,770,472 shares) A	$10.07
Class: C: Net Asset Value and offering price per share ($3,385,617 ÷ 336,925 shares) A	$10.05
Institutional Class: Net Asset Value, offering price and redemption price per share ($6,885,638 ÷ 692,050 shares)	$9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 50,833
Interest		5,650,964
		5,701,797
Less foreign taxes withheld		(2,251)
Total income		5,699,546
Expenses
Management fee	$ 292,173
Transfer agent fees	110,324
Distribution fees	167,737
Accounting fees and expenses	31,604
Non-interested trustees' compensation	149
Custodian fees and expenses	14,188
Registration fees	43,160
Audit	24,722
Legal	2,384
Reports to shareholders	33,323
Miscellaneous	50
Total expenses before reductions	719,814
Expense reductions	(21,368)	698,446
Net investment income		5,001,100
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	524,864
Foreign currency transactions	(6,072)	518,792
Change in net unrealized appreciation (depreciation) on:
Investment securities	(42,372)
Assets and liabilities in foreign currencies	(4,956)	(47,328)
Net gain (loss)		471,464
Net increase (decrease) in net assets resulting from operations		$ 5,472,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 5,001,100	$ 7,360,962
Net realized gain (loss)	518,792	10,050,932
Change in net unrealized appreciation (depreciation)	(47,328)	(6,377,429)
Net increase (decrease) in net assets resulting from operations	5,472,564	11,034,465
Distributions to shareholders From net investment income	(3,828,829)	(7,693,886)
In excess of net investment income	-	(1,730,403)
Total distributions	(3,828,829)	(9,424,289)
Share transactions - net increase (decrease)	1,598,754	(3,015,131)
Total increase (decrease) in net assets	3,242,489	(1,404,955)
Net Assets
Beginning of period	83,683,207	85,088,162
End of period (including undistributed net investment income of $1,263,475 and $91,204, respectively)	$ 86,925,696	$ 83,683,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 F
Net asset value, beginning of period	$ 9.810	$ 9.680	$ 7.780	$ 11.120	$ 11.720	$ 10.520
Income from Investment Operations
Net investment income E	.587 I	.899	.821	.943	.953	.274
Net realized and unrealized gain (loss)	.077 I	.391	1.884	(3.275)	.891	1.574
Total from investment operations	.664	1.290	2.705	(2.332)	1.844	1.848
Less Distributions
From net investment income	(.454)	(.947)	(.805)	(.834)	(.984)	(.238)
In excess of net investment income	-	(.213)	-	-	-	-
From net realized gain	-	-	-	-	(1.460)	(.410)
Return of capital	-	-	-	(.174)	-	-
Total distributions	(.454)	(1.160)	(.805)	(1.008)	(2.444)	(.648)
Net asset value, end of period	$ 10.020	$ 9.810	$ 9.680	$ 7.780	$ 11.120	$ 11.720
Total Return B, C, D	6.90%	13.69%	36.35%	(21.94)%	16.52%	17.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,217	$ 6,010	$ 2,140	$ 2,829	$ 2,313	$ 478
Ratio of expenses to average net assets before expense reductions	1.45% A	1.41%	1.46%	1.72%	3.47%	14.44% A, H
Ratio of expenses to average net assets after voluntary waivers	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40% A
Ratio of expenses to average net assets after all expense reductions	1.40% A	1.39% G	1.40%	1.39% G	1.38% G	1.40% A
Ratio of net investment income to average net assets	11.92% A, I	8.98%	9.57%	10.05%	7.74%	7.31% A
Portfolio turnover rate	344% A	293%	275%	514%	660%	410%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of shares) to December 31, 1996.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.092 and decrease net realized and unrealized gain (loss) per share by $.092. Without this change the Ratio of net investment income to average net assets would have been 10.07%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 9.800	$ 9.670	$ 7.770	$ 11.110	$ 11.710	$ 9.280
Income from Investment Operations
Net investment income E	.583 G	.899	.815	.975	.877	.758
Net realized and unrealized gain (loss)	.076 G	.385	1.886	(3.319)	.961	2.832
Total from investment operations	.659	1.284	2.701	(2.344)	1.838	3.590
Less Distributions
From net investment income	(.449)	(.942)	(.801)	(.824)	(.978)	(.750)
In excess of net investment income	-	(.212)	-	-	-	-
From net realized gain	-	-	-	-	(1.460)	(.410)
Return of capital	-	-	-	(.172)	-	-
Total distributions	(.449)	(1.154)	(.801)	(.996)	(2.438)	(1.160)
Net asset value, end of period	$ 10.010	$ 9.800	$ 9.670	$ 7.770	$ 11.110	$ 11.710
Total Return B, C, D	6.86%	13.64%	36.34%	(22.07)%	16.47%	40.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 50,611	$ 49,125	$ 55,715	$ 53,643	$ 93,228	$ 78,861
Ratio of expenses to average net assets before expense reductions	1.54% A	1.46%	1.42%	1.50%	1.47%	1.49%
Ratio of expenses to average net assets after voluntary waivers	1.50% A	1.46%	1.42%	1.50%	1.47%	1.49%
Ratio of expenses to average net assets after all expense reductions	1.50% A	1.45% F	1.42%	1.48% F	1.45% F	1.48% F
Ratio of net investment income to average net assets	11.82% A, G	8.92%	9.54%	9.96%	7.08%	7.23%
Portfolio turnover rate	344% A	293%	275%	514%	660%	410%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.092 and decrease net realized and unrealized gain (loss) per share by $.092. Without this change the Ratio of net investment income to average net assets would have been 9.96%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 9.850	$ 9.720	$ 7.800	$ 11.160	$ 11.750	$ 9.300
Income from Investment Operations
Net investment income E	.555 G	.835	.761	.907	.806	.686
Net realized and unrealized gain (loss)	.082 G	.383	1.904	(3.334)	.956	2.853
Total from investment operations	.637	1.218	2.665	(2.427)	1.762	3.539
Less Distributions
From net investment income	(.417)	(.888)	(.745)	(.772)	(.892)	(.679)
In excess of net investment income	-	(.200)	-	-	-	-
From net realized gain	-	-	-	-	(1.460)	(.410)
Return of capital	-	-	-	(.161)	-	-
Total distributions	(.417)	(1.088)	(.745)	(.933)	(2.352)	(1.089)
Net asset value, end of period	$ 10.070	$ 9.850	$ 9.720	$ 7.800	$ 11.160	$ 11.750
Total Return B, C, D	6.58%	12.83%	35.58%	(22.66)%	15.70%	39.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 17,827	$ 18,637	$ 19,054	$ 16,703	$ 23,576	$ 17,746
Ratio of expenses to average net assets before expense reductions	2.22% A	2.14%	2.10%	2.21%	2.15%	2.24%
Ratio of expenses to average net assets after voluntary waivers	2.15% A	2.14%	2.10%	2.15%	2.15%	2.15%
Ratio of expenses to average net assets after all expense reductions	2.15% A	2.12% F	2.10%	2.13% F	2.13% F	2.15%
Ratio of net investment income to average net assets	11.17% A, G	8.25%	8.86%	9.36%	6.48%	6.56%
Portfolio turnover rate	344% A	293%	275%	514%	660%	410%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.092 and decrease net realized and unrealized gain (loss) per share by $.092. Without this change the Ratio of net investment income to average net assets would have been 9.31%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 F
Net asset value, beginning of period	$ 9.840	$ 9.700	$ 7.790	$ 11.110	$ 12.190
Income from Investment Operations
Net investment income E	.548 I	.821	.750	.792	.154
Net realized and unrealized gain (loss)	.074 I	.395	1.893	(3.191)	.322
Total from investment operations	.622	1.216	2.643	(2.399)	.476
Less Distributions
From net investment income	(.412)	(.878)	(.733)	(.762)	(.286)
In excess of net investment income	-	(.198)	-	-	-
From net realized gain	-	-	-	-	(1.270)
Return of capital	-	-	-	(.159)	-
Total distributions	(.412)	(1.076)	(.733)	(.921)	(1.556)
Net asset value, end of period	$ 10.050	$ 9.840	$ 9.700	$ 7.790	$ 11.110
Total Return B, C, D	6.43%	12.84%	35.31%	(22.47)%	4.16%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,386	$ 3,157	$ 2,402	$ 964	$ 66
Ratio of expenses to average net assets before expense reductions	2.33% A	2.25%	2.23%	4.84%	132.60% A, H
Ratio of expenses to average net assets after voluntary waivers	2.25% A	2.25%	2.23%	2.25%	2.25% A
Ratio of expenses to average net assets after all expense reductions	2.25% A	2.24% G	2.23%	2.23% G	2.25% A
Ratio of net investment income to average net assets	11.07% A, I	8.13%	8.73%	9.30%	9.04% A
Portfolio turnover rate	344% A	293%	275%	514%	660%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.092 and decrease net realized and unrealized gain (loss) per share by $.092. Without this change the Ratio of net investment income to average net assets would have been 9.21%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 9.750	$ 9.620	$ 7.740	$ 11.060	$ 11.650	$ 9.280
Income from Investment Operations
Net investment income D	.596 F	.928	.837	.931	.860	.786
Net realized and unrealized gain (loss)	.069 F	.392	1.868	(3.229)	1.008	2.779
Total from investment operations	.665	1.320	2.705	(2.298)	1.868	3.565
Less Distributions
From net investment income	(.465)	(.972)	(.825)	(.846)	(.998)	(.785)
In excess of net investment income	-	(.218)	-	-	-	-
From net realized gain	-	-	-	-	(1.460)	(.410)
Return of capital	-	-	-	(.176)	-	-
Total distributions	(.465)	(1.190)	(.825)	(1.022)	(2.458)	(1.195)
Net asset value, end of period	$ 9.950	$ 9.750	$ 9.620	$ 7.740	$ 11.060	$ 11.650
Total Return B, C	6.96%	14.11%	36.59%	(21.75)%	16.84%	40.21%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,886	$ 6,754	$ 5,778	$ 1,434	$ 1,320	$ 2,639
Ratio of expenses to average net assets before expense reductions	1.19% A	1.12%	1.14%	2.30%	1.57%	2.27%
Ratio of expenses to average net assets after voluntary waivers	1.19% A	1.12%	1.14%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets after all expense reductions	1.18% A, E	1.11% E	1.13% E	1.24% E	1.23% E	1.25%
Ratio of net investment income to average net assets	12.13% A, F	9.27%	9.83%	10.02%	6.85%	7.46%
Portfolio turnover rate	344% A	293%	275%	514%	660%	410%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.092 and decrease net realized and unrealized gain (loss) per share by $.092. Without this change the Ratio of net investment income to average net assets would have been 10.28%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Each class calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $1,085,049 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on January 1, 2001.

The effect of this change during the period, was to increase net investment income by $793,820; decrease net unrealized appreciation/depreciation by $576,357; and decrease net realized gain (loss) by $217,463. The Statement of Changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .68% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 5,483	$ 84
Class T	64,063	2,558
Class B	81,728	59,260
Class C	16,463	4,344
	$ 167,737	$ 66,246

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 6,435	$ 2,834
Class T	14,225	4,826
Class B	30,953	30,953*
Class C	1,000	1,000*
	$ 52,613	$ 39,613

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 9,614	.27*
Class T	65,253	.26*
Class B	25,583	.28*
Class C	4,773	.29*
Institutional Class	5,101	.15*
	$ 110,324

* Annualized.

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.40%	$ 1,984
Class T	1.50%	11,410
Class B	2.15%	6,468
Class C	2.25%	1,320
		$ 21,182

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

Certain security trades were directed to brokers who paid $70 of the fund's expenses. In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced the fund's custody expenses by $116.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30,	Year ended December 31,
	2001	2000
From net investment income
Class A	$ 330,546	$ 418,569
Class T	2,293,790	4,698,640
Class B	754,209	1,689,098
Class C	134,890	259,008
Institutional Class	315,394	628,571
Total	$ 3,828,829	$ 7,693,886
In excess of net investment income
Class A	$ -	$ 94,139
Class T	-	1,056,753
Class B	-	379,888
Class C	-	58,253
Institutional Class	-	141,370
Total	$ -	$ 1,730,403
Total distributions	$ 3,828,829	$ 9,424,289

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2001	2000	2001	2000
Class A Shares sold	279,785	455,770	$ 2,787,029	$ 4,612,295
Reinvestment of distributions	29,658	45,878	294,179	456,018
Shares redeemed	(102,028)	(109,731)	(1,015,697)	(1,116,473)
Net increase (decrease)	207,415	391,917	$ 2,065,511	$ 3,951,840
Class T Shares sold	1,133,052	2,270,633	$ 11,370,117	$ 23,042,773
Reinvestment of distributions	198,845	492,682	1,971,160	4,907,280
Shares redeemed	(1,287,516)	(3,509,131)	(12,783,718)	(35,823,854)
Net increase (decrease)	44,381	(745,816)	$ 557,559	$ (7,873,801)
Class B Shares sold	347,781	545,795	$ 3,518,781	$ 5,512,186
Reinvestment of distributions	58,523	162,479	583,902	1,626,682
Shares redeemed	(527,813)	(776,735)	(5,290,657)	(7,908,041)
Net increase (decrease)	(121,509)	(68,461)	$ (1,187,974)	$ (769,173)
Class C Shares sold	67,591	159,721	$ 676,528	$ 1,608,745
Reinvestment of distributions	10,507	23,871	104,609	238,459
Shares redeemed	(62,096)	(110,191)	(619,786)	(1,097,592)
Net increase (decrease)	16,002	73,401	$ 161,351	$ 749,612
Institutional Class Shares sold	50,214	239,238	$ 503,004	$ 2,401,641
Reinvestment of distributions	30,267	74,587	298,438	739,637
Shares redeemed	(81,300)	(221,661)	(799,135)	(2,214,887)
Net increase (decrease)	(819)	92,164	$ 2,307	$ 926,391

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	54,721,713.00	94.972
Against	347,820.82	0.604
Abstain	2,549,247.27	4.424
TOTAL	57,618,781.09	100.000
PROPOSAL 7
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	53,713,733.61	93.223
Against	1,191,701.56	2.068
Abstain	2,713,345.92	4.709
TOTAL	57,618,781.09	100.000
PROPOSAL 8
To approve an amended and restated sub-advisory agreement with Fidelity Management & Research (U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	53,616,411.12	93.054
Against	1,174,685.84	2.038
Abstain	2,827,684.13	4.908
TOTAL	57,618,781.09	100.000
PROPOSAL 9
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	53,479,538.22	92.816
Against	1,305,806.63	2.266
Abstain	2,833,436.24	4.918
TOTAL	57,618,781.09	100.000
PROPOSAL 10
To approve an amended sub-advisory agreement with Fidelity International Investment Advisors (FIIA) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	53,604,643.62	93.033
Against	1,174,919.97	2.039
Abstain	2,839,217.50	4.928
TOTAL	57,618,781.09	100.000
PROPOSAL 11
To approve an amended sub-advisory agreement between Fidelity International Investment Advisors (U.K.) Limited and FIIA for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	53,586,880.93	93.002
Against	1,247,102.66	2.165
Abstain	2,784,797.50	4.833
TOTAL	57,618,781.09	100.000
PROPOSAL 12
To approve an amended sub-advisory agreement between Fidelity Investments Japan Limited (FIJ) and FIIA for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	53,520,270.30	92.887
Against	1,311,193.92	2.275
Abstain	2,787,316.87	4.838
TOTAL	57,618,781.09	100.000
PROPOSAL 16
To eliminate a fundamental investment policy for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	36,617,684.23	88.844
Against	1,543,143.67	3.744
Abstain	3,054,964.65	7.412
TOTAL	41,215,792.55	100.000
Broker Non-Votes	16,402,988.54
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	37,306,413.89	90.515
Against	1,001,307.74	2.429
Abstain	2,908,070.92	7.056
TOTAL	41,215,792.55	100.000
Broker Non-Votes	16,402,988.54

*Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Phillip L. Bullen, Vice President

John H. Carlson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J.Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

* Independent trustees

Advisory Board

Robert C. Pozen

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EMI-SANN-0801 141124
1.705745.103

(Fidelity Investment logo)(registered trademark)

(fidelity_logo)(registered trademark)

Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Semiannual Report

June 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Amid a slowing economy highlighted by frequent corporate earnings disappointments, mounting unemployment and waning consumer confidence, equity investors abandoned expensive, large-cap growth stocks in favor of the current earnings delivered by small- and mid-cap value stocks during the first six months of 2001. Fixed-income investments also offered a measure of stability, as corporate, mortgage and agency securities generally outperformed many popular equity indexes through the mid-point of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

Cumulative Total Returns

Periods ended June 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - Inst CL	6.96%	12.50%	89.03%	134.56%
JP EMBI Global	5.82%	13.20%	75.73%	129.78%
Emerging Markets Debt Funds Average	6.57%	10.21%	50.37%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 27 emerging market countries. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper, Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - Inst CL	12.50%	13.58%	12.37%
JP EMBI Global	13.20%	11.94%	12.05%
Emerging Markets Debt Funds Average	10.21%	8.17%	n/a*

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Institutional Class on March 10, 1994, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $23,456 - a 134.56% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the same JP EMBI Global would have grown to $22,978 - a 129.78% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	4.91%	12.76%	12.30%	8.27%	8.54%	9.89%
Capital returns	2.05%	1.35%	24.29%	-30.02%	8.30%	30.32%
Total returns	6.96%	14.11%	36.59%	-21.75%	16.84%	40.21%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended June 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	7.61¢	46.46¢	128.86¢
Annualized dividend rate	9.20%	9.46%	12.86%
30-day annualized yield	11.03%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.06 over the past one month, $9.90 over the past six months, and $10.02 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Overall, emerging-markets bonds continued their recent string of positive performance, returning 5.82% for the six-month period ending June 30, 2001, according to the J.P. Morgan Emerging Markets Bond Index Global (JP EMBI Global) - a diversified performance benchmark of 27 emerging-market nations. As the period drew to a close, however, many investors were casting fretful glances at Argentina, fearing its slumping economy and potential debt defaults could have a negative impact on other emerging-market nations, similar to the "Asian contagion" of the late 1990s. Still, the JP EMBI Global outperformed most major equity indexes around the world through the first half of the year. As was the case in the past several quarters, Russia stood out among the index's top performers, helped by a continuation of economic reforms and a credit rating upgrade. Philippines and Ivory Coast, two of the index's worst performers in 2000, were two of the top performers through the first half of this year. In addition to Argentina, Brazil struggled during the period. A drought hurt the country's hydroelectric and agricultural industries, driving prices - and inflation - steadily higher.

(Portfolio Manager photograph)
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. How did the fund perform, John?

A. For the six-month period that ended June 30, 2001, the fund's Institutional Class shares returned 6.96%. The J.P. Morgan Emerging Markets Bond Index Global (JP EMBI Global) returned 5.82%, while the emerging markets debt funds average as tracked by Lipper Inc. returned 6.57% for the same period. For the 12 months ending June 30, 2001, the fund's Institutional Class shares returned 12.50%, while the JP EMBI Global returned 13.20% and the Lipper average returned 10.21%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What contributed to the fund's performance during the last six months?

A. Russia again was the top contributor to the fund's performance as it continued to benefit from political and economic reforms, higher oil prices and a further buildup in international reserves. An underweighted position, compared to the index, in Argentina also helped as its financial crisis deepened and investor confidence in the country's ability to enact needed reforms weakened. Peru, while a relatively small portion of the fund, also posted positive returns as the country elected its first president since the abdication of Alberto Fujimori last year. Conversely, Brazil detracted from performance, and not only because of its proximity to Argentina. Its securities were hampered by the threat of an impending energy shortage due to an extended period of drought - threatening the supply of hydro-electricity that provides much of the power in Brazil and potentially impacting growth later this year.

Q. In the report to shareholders six months ago you talked about the IMF's intervention in Argentina and Turkey. Could you give us an update?

A. I'd be glad to. Both countries were recipients late last year of IMF - International Monetary Fund - sponsored aid packages designed to help avoid future crises. In Turkey, the IMF stepped in to provide liquidity in the face of a possible banking crisis. Argentina received money to help keep the government out of the capital markets and allow the economy some room to grow. Unfortunately, the situation in both countries arguably has worsened. In Turkey, although the government has made significant progress on many of the IMF-mandated reforms, internal political strife has helped to sustain extremely high interest rates, making it prohibitively expensive for the government to roll over domestic debt. Argentina's growth outlook remains anemic and, even after engineering a massive debt exchange, market participants lack conviction in the government's ability to finance itself going forward. Both countries are now in tenuous situations.

Q. What has the impact of that been for the market in general?

A. Argentina is a particularly problematic case because it is one of the largest borrowers in the emerging-markets universe, representing nearly a fifth of the benchmark market capitalization. Not only is the crisis there having an impact on the country's neighbors - Brazil, Chile and other South American nations - but also on emerging markets in general. The door to international borrowing has been closed to all but the most creditworthy borrowers. Spreads have widened accordingly and are likely to remain so until we move closer to a resolution of the country's woes. In addition, emerging currencies have lost substantial ground due to these carry-over effects with significant implications for monetary policy, which in many countries now cannot be eased to accommodate subdued domestic growth.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. John, what's your outlook?

A. I'm cautious. Interest-rate cuts by the U.S. Federal Reserve Board may not be sufficient to stimulate global demand quickly enough to positively impact emerging countries. In addition, there are a number of fragile situations, most notably in Turkey and Argentina, but in other countries as well: Brazil, Indonesia and the Philippines. Hence, my team and I will continue to focus on economic growth and foreign direct investment. I'll continue to overweight countries with positive current account balances and manageable borrowing requirements, along with strong and stable flows of foreign direct investment.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; as a secondary objective, the fund seeks capital appreciation

Start date: March 10, 1994

Size: as of June 30, 2001, more than $86 million

Manager: John Carlson, since 1995; subportfolio manager, emerging-markets debt, Fidelity Advisor Strategic Income Fund, since 1999; joined Fidelity in 1995

3

John Carlson discusses foreign direct investment in emerging-markets countries:

"Along with flows from international bond investors like ourselves, emerging-markets countries generally rely on other forms of financing: domestic capital markets, multilateral - for example, the International Monetary Fund - bilateral funding and foreign direct investment, or FDI.

"I'll focus on FDI. While FDI represents the investment by a foreign company in a local business - either through the direct purchase of property, plant and equipment, or as a joint venture, or as investments undertaken by a company to start a business in another country - its significance goes well beyond the mere funds invested. Flows of FDI are of critical importance for emerging economies not only because of the benefits they provide, but also because of what they signify. Like other capital flows to a country, FDI can help to finance external imbalances such as current account deficits. In contrast to other flows, however, the increased presence of multinationals brings with it the additional benefits of knowledge transfer from the home country to the host country, improved corporate governance and an increase in the productivity of the local economy. Also important, FDI signifies the confidence in a host country's legal system and economic prospects.

"Hence, my team and I continually monitor FDI flows, both through primary and secondary research in the countries we invest in and by leveraging the research network of our Fidelity colleagues covering multinational corporations."

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russia	17.5	14.8
Brazil	15.2	19.2
Argentina	15.0	12.8
Mexico	8.5	9.9
Turkey	4.7	2.5

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of June 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	16.1	12.9
Argentinian Republic	14.7	12.8
Brazilian Federative Republic	13.0	13.8
United Mexican States	4.8	6.3
Turkish Republic	4.6	2.5
	53.2
Asset Allocation (% of fund's net assets)
As of June 30, 2001	As of December 31, 2000
Corporate Bonds 7.8%	Corporate Bonds 10.8%
Government Obligations 80.6%	Government Obligations 71.1%
Supranational Obligations 0.0%	Supranational Obligations 0.5%
Stocks 0.8%	Stocks 0.0%
Other Investments 0.5%	Other Investments 1.9%
Short-Term Investments and Net Other Assets 10.3%	Short-Term Investments and Net Other Assets 15.7%

Semiannual Report

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 7.8%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Convertible Bonds - 0.3%
United Kingdom - 0.3%
BP Finance PLC (LUKoil) 3% 2/9/06 (g)	AA+		$ 200,000	$ 237,250
Nonconvertible Bonds - 7.5%
Argentina - 0.3%
Banco Hipotecario SA 10% 4/17/03 (Reg. S)	B1		140,000	130,200
Mastellone Hermanos SA yankee 11.75% 4/1/08	B2		240,000	144,000
TOTAL ARGENTINA				274,200
Bermuda - 0.1%
APP China Group Ltd.:
14% 3/15/10 (c)(g)	Caa3		545,000	35,425
14% 3/15/10 (Reg. S) (c)	Caa3		685,000	44,525
TOTAL BERMUDA				79,950
Brazil - 2.2%
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (g)	B1		15,000	14,906
11.25% 9/20/05 (Reg. S)	B1		410,000	407,438
12.554% 6/16/08 (h)	B1		1,215,000	1,110,206
Compania Petrolifera Marlim 12.25% 9/26/08 (g)	B1		370,000	387,575
TOTAL BRAZIL				1,920,125
Colombia - 0.6%
Comunicacion Celular SA 14.125% 3/1/05 (g)	B3		280,000	254,800
Occidente Y Caribe Celular SA yankee 14% 3/15/04	B3		270,000	245,700
TOTAL COLOMBIA				500,500
Indonesia - 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(g)	B3		1,235,000	74,100
0% 7/5/01 (Reg. S) (c)	B3		445,000	26,700
TOTAL INDONESIA				100,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
Korea (South) - 0.3%
Hanvit Bank:
12.75% 3/1/10 (g)(h)	Ba3		$ 105,000	$ 112,875
12.75% 3/1/10 (Reg. S) (h)	Ba3		175,000	188,125
TOTAL KOREA (SOUTH)				301,000
Mauritius - 0.1%
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)	Caa1		390,000	79,950
Mexico - 3.0%
Alestra SA de RL de CV yankee 12.125% 5/15/06	B2		455,000	410,638
Gruma SA de CV yankee 7.625% 10/15/07	Ba2		280,000	246,400
Grupo Iusacell SA de CV yankee 14.25% 12/1/06	B1		200,000	212,750
Pemex Project Funding Master Trust 8.5% 2/15/08 (g)	Baa3		430,000	441,825
Petroleos Mexicanos:
9.25% 3/30/18	Baa3		210,000	220,500
9.5% 9/15/27	Baa3		205,000	217,813
Telefonos de Mexico SA de CV 8.25% 1/26/06 (g)	Baa3		445,000	458,350
TFM SA de CV yankee 0% 6/15/09 (e)	B1		255,000	216,750
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	Ba3		135,000	123,525
yankee 10.5% 2/15/07	B1		90,000	82,350
TOTAL MEXICO				2,630,901
Philippines - 0.1%
Philippine Long Distance Telephone Co. 10.5% 4/15/09	Ba2		95,000	88,350
Turkey - 0.1%
Export Credit Bank of Turkey 11.5% 2/25/05 (Reg. S)	B2		100,000	91,000
United States of America - 0.6%
Pemex Project Funding Master Trust euro 9.125% 10/13/10 (Reg. S)	Baa3		455,000	478,888
TOTAL NONCONVERTIBLE BONDS				6,545,664
TOTAL CORPORATE BONDS (Cost $7,961,321)				6,782,914
Government Obligations (i) - 80.6%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Argentina - 14.7%
Argentinian Republic:
BOCON 5.3738% 4/1/07 (h)	B2		$ 470,703	$ 336,040
Brady:
floating rate bond 5.5625% 3/31/05 (h)	B2		716,800	583,744
par L-GP 6% 3/31/23	B2		965,000	617,600
Series BT06, 11.25% 5/24/04	B2		770,000	677,600
Series BT07, 11.75% 5/21/03	B2		1,110,000	1,004,550
Series BT08, 12.125% 5/21/05	B2		1,150,000	1,012,000
7% 12/19/08 (f)	B2		1,300,000	984,750
8.375% 12/20/03	B2		260,000	223,600
9.75% 9/19/27	B2		1,380,000	917,700
11% 10/9/06	B2		540,000	451,575
11.375% 1/30/17	B2		1,005,000	751,238
11.75% 5/15/06	B2		930,000	785,850
11.75% 6/15/15	B2		468,000	354,510
12% 6/19/31	B2		2,200,000	1,567,500
12.25% 6/19/18	B2		1,855,103	1,326,399
12.375% 2/21/12	B2		1,543,000	1,215,113
TOTAL ARGENTINA				12,809,769
Brazil - 13.0%
Brazilian Federative Republic:
euro 11.625% 4/15/04	B1		855,000	870,390
Brady:
capitalization bond 8% 4/15/14	B1		938,334	695,540
debt conversion bond 5.5% 4/15/12 (h)	B1		2,705,000	1,917,169
par Z-L 6% 4/15/24	B1		960,000	638,400
7.625% 4/15/06 (h)	B1		296,000	263,440
8.875% 4/15/24	B1		4,010,000	2,586,450
11% 8/17/40	B1		2,295,000	1,699,448
11.25% 7/26/07	B1		880,000	849,200
12.75% 1/15/20	B1		440,000	393,800
14.5% 10/15/09	B1		1,345,000	1,392,748
TOTAL BRAZIL				11,306,585
Bulgaria - 2.2%
Bulgarian Republic Brady:
discount A 7.75% 7/28/24 (h)	B2		270,000	212,625
FLIRB A, 3% 7/28/12 (h)	B2		1,824,000	1,479,720
interest arrears bond 7.75% 7/28/11 (h)	B2		270,000	212,625
TOTAL BULGARIA				1,904,970
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Colombia - 2.9%
Colombian Republic:
7.625% 2/15/07	Ba2		$ 325,000	$ 296,563
8.625% 4/1/08	Ba2		485,000	452,263
9.75% 4/23/09	Ba2		720,000	687,600
10.5% 6/13/06	Ba2		130,000	133,900
11.75% 2/25/20	Ba2		1,029,000	985,268
TOTAL COLOMBIA				2,555,594
Ecuador - 3.1%
Ecuador Republic:
4% 8/15/30 (f)(g)	Caa2		1,206,000	521,595
4% 8/15/30 (Reg. S) (f)	Caa2		2,490,000	1,076,925
12% 11/15/12 (g)	Caa2		874,000	613,985
12% 11/15/12 (Reg. S)	Caa2		725,000	509,313
TOTAL ECUADOR				2,721,818
Egypt - 2.5%
Arab Republic of Egypt:
7.625% 7/11/06	Ba1		1,285,000	1,280,258
8.75% 7/11/11	Ba1		890,000	888,941
TOTAL EGYPT				2,169,199
Ivory Coast - 0.2%
Ivory Coast:
Brady FLIRB A, 1.9% 3/29/18 (c)(f)	-	FRF	4,230,000	87,659
FLIRB 2% 3/30/18 (Reg. S) (c)(h)	-		575,000	94,875
TOTAL IVORY COAST				182,534
Jamaica - 0.5%
Jamaican Government 11.75% 5/15/11 (g)	Ba3		430,000	452,575
Malaysia - 0.5%
Malaysian Government 7.5% 7/15/11	Baa2		395,000	389,545
Mexico - 4.8%
United Mexican States:
Brady:
par A 6.25% 12/31/19	Baa3		395,000	360,438
par B 6.25% 12/31/19	Baa3		390,000	355,875
8.125% 12/30/19	Baa3		1,635,000	1,545,075
11.375% 9/15/16	Baa3		1,614,000	1,948,905
TOTAL MEXICO				4,210,293
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nigeria - 2.7%
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		$ 1,750,000	$ 1,124,375
promissory note 5.092% 1/5/10	-		1,748,018	1,177,710
warrants 11/15/20 (a)(j)	-		1,750	0
TOTAL NIGERIA				2,302,085
Pakistan - 0.9%
Pakistani Republic:
10% 12/13/05 (g)	Caa1		255,000	200,175
10% 12/13/05 (Reg. S)	Caa1		775,000	608,375
TOTAL PAKISTAN				808,550
Panama - 1.8%
Panamanian Republic:
8.875% 9/30/27	Ba1		315,000	287,438
9.625% 2/8/11	Ba1		210,000	213,413
10.75% 5/15/20	Ba1		250,000	265,000
euro Brady interest reduction bond 4.5% 7/17/14 (h)	Ba1		860,000	758,950
TOTAL PANAMA				1,524,801
Peru - 1.8%
Peruvian Republic:
Brady past due interest 4.5% 3/7/17 (h)	Ba3		1,120,000	772,800
euro Brady FLIRB 4% 3/7/17 (h)	Ba3		1,230,000	767,213
TOTAL PERU				1,540,013
Philippines - 2.2%
Philippine Government:
9.5% 10/21/24	Ba1		450,000	442,688
9.875% 3/16/10	Ba1		175,000	171,938
9.875% 1/15/19	Ba1		985,000	859,413
10.625% 3/16/25	Ba1		455,000	414,050
TOTAL PHILIPPINES				1,888,089
Russia - 17.5%
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		360,000	361,800
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)	Ca		455,738	332,689
Russian Federation:
5% 3/31/30 (f)(g)	B3		6,335,000	3,001,194
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Russia - continued
Russian Federation: - continued
5% 3/31/30 (Reg. S) (f)	B3		$ 4,990,000	$ 2,364,013
8.25% 3/31/10	B3		285,000	219,450
8.25% 3/31/10 (g)	B3		920,557	708,829
8.75% 7/24/05 (Reg. S)	B3		1,340,000	1,231,125
10% 6/26/07	B3		2,364,000	2,101,005
11% 7/24/18 (Reg. S)	B3		1,182,000	1,029,818
11.75% 6/10/03 (Reg. S)	B3		1,121,000	1,152,388
12.75% 6/24/28 (Reg. S)	B3		2,239,000	2,213,811
Russian Federation Ministry of Finance:
3% 5/14/03	Caa3		270,000	222,413
3% 5/14/06	Caa3		210,000	129,675
3% 5/14/08	Caa3		255,000	130,369
TOTAL RUSSIA				15,198,579
Turkey - 4.6%
Turkish Republic:
11.75% 6/15/10	B1		1,443,000	1,262,625
11.875% 11/5/04	B1		190,000	188,575
11.875% 1/15/30	B1		980,000	818,300
12% 12/15/08	B1		365,000	367,738
12.375% 6/15/09	B1		1,480,000	1,357,900
TOTAL TURKEY				3,995,138
Ukraine - 1.0%
Ukraine Government 11% 3/15/07 (Reg. S)	Caa1		1,105,800	855,668
Venezuela - 3.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)	-		6,655	0
9.25% 9/15/27	B2		1,347,000	932,798
13.625% 8/15/18	B2		445,000	432,763
13.625% 8/15/18	B2		250,000	243,125
euro Brady:
debt conversion bond 7.875% 12/18/07 (h)	B2		773,800	645,639
par W-A 6.75% 3/31/20	B2		1,050,000	793,406
par W-B 6.75% 3/31/20	B2		275,000	207,797
TOTAL VENEZUELA				3,255,528
TOTAL GOVERNMENT OBLIGATIONS (Cost $67,376,771)				70,071,333
Common Stocks - 0.8%
	Shares	Value (Note 1)
Hong Kong - 0.1%
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	3,700	$ 99,123
Mexico - 0.7%
Cemex SA de CV ADR (a)	1,368	3,215
Fomento Economico Mexicano SA de CV sponsored ADR	14,800	633,588
TOTAL MEXICO		636,803
TOTAL COMMON STOCKS (Cost $594,041)		735,926
Sovereign Loan Participations - 0.5%
Moody's Ratings (unaudited) (b)		Principal Amount (d)
Algeria - 0.5%
Algerian Republic loan participation:
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 9/4/06 (h)	-	$ 209,103	181,919
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 3/4/10 (h)	-	271,147	222,341
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $393,555)			404,260
Cash Equivalents - 9.8%
Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.99%, dated 6/29/01 due 7/2/01 (Cost $8,509,000)	$ 8,511,826	8,509,000
Purchased Options - 0.0%
Expiration Date/Strike Price		Underlying Face Amount	Value (Note 1)
Mexico - 0.0%
Deutsche Bank Call Option on $1,700,000 notional amount of United Mexican States 8.125% 12/30/19	July 2001/ $95.75	$ 1,606,500	$ 3,060
Deutsche Bank Call Option on $3,150,000 notional amount of United Mexican States 8.375% 1/14/11	July 2001/ $102	3,170,475	6,930
TOTAL PURCHASED OPTIONS (Cost $36,840)			9,990
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $84,871,528)	86,513,423
NET OTHER ASSETS - 0.5%	412,273
NET ASSETS - 100%	$ 86,925,696
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviation
FRF	-	French franc
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal Amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,515,459 or 8.6% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.3%
Baa	7.4%	BBB	1.9%
Ba	12.6%	BB	31.5%
B	59.1%	B	45.7%
Caa	6.2%	CCC	3.6%
Ca, C	0.4%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 3.3%. FMR has determined that unrated debt securities that are lower quality account for 3.3% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $140,982,852 and $134,727,661, respectively.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $404,260 or 0.5% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $84,020,984. Net unrealized appreciation aggregated $2,492,439, of which $5,923,327 related to appreciated investment securities and $3,430,888 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $16,438,000 of which $12,498,000 and $3,940,000 will expire on December 31, 2006 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $8,509,000) (cost $84,871,528) - See accompanying schedule		$ 86,513,423
Receivable for investments sold		4,056,582
Receivable for fund shares sold		72,911
Dividends receivable		2,333
Interest receivable		1,736,850
Total assets		92,382,099
Liabilities
Payable to custodian bank	$ 830,320
Payable for investments purchased	4,236,431
Payable for fund shares redeemed	182,009
Distributions payable	94,078
Accrued management fee	30,071
Distribution fees payable	28,137
Other payables and accrued expenses	55,357
Total liabilities		5,456,403
Net Assets		$ 86,925,696
Net Assets consist of:
Paid in capital		$ 99,458,565
Undistributed net investment income		1,263,475
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,438,153)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,641,809
Net Assets		$ 86,925,696

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,217,243 ÷ 820,259 shares)	$10.02
Maximum offering price per share (100/95.25 of $10.02)	$10.52
Class T: Net Asset Value and redemption price per share ($50,610,623 ÷ 5,058,419 shares)	$10.01
Maximum offering price per share (100/96.50 of $10.01)	$10.37
Class B: Net Asset Value and offering price per share ($17,826,575 ÷ 1,770,472 shares) A	$10.07
Class: C: Net Asset Value and offering price per share ($3,385,617 ÷ 336,925 shares) A	$10.05
Institutional Class: Net Asset Value, offering price and redemption price per share ($6,885,638 ÷ 692,050 shares)	$9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 50,833
Interest		5,650,964
		5,701,797
Less foreign taxes withheld		(2,251)
Total income		5,699,546
Expenses
Management fee	$ 292,173
Transfer agent fees	110,324
Distribution fees	167,737
Accounting fees and expenses	31,604
Non-interested trustees' compensation	149
Custodian fees and expenses	14,188
Registration fees	43,160
Audit	24,722
Legal	2,384
Reports to shareholders	33,323
Miscellaneous	50
Total expenses before reductions	719,814
Expense reductions	(21,368)	698,446
Net investment income		5,001,100
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	524,864
Foreign currency transactions	(6,072)	518,792
Change in net unrealized appreciation (depreciation) on:
Investment securities	(42,372)
Assets and liabilities in foreign currencies	(4,956)	(47,328)
Net gain (loss)		471,464
Net increase (decrease) in net assets resulting from operations		$ 5,472,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 5,001,100	$ 7,360,962
Net realized gain (loss)	518,792	10,050,932
Change in net unrealized appreciation (depreciation)	(47,328)	(6,377,429)
Net increase (decrease) in net assets resulting from operations	5,472,564	11,034,465
Distributions to shareholders From net investment income	(3,828,829)	(7,693,886)
In excess of net investment income	-	(1,730,403)
Total distributions	(3,828,829)	(9,424,289)
Share transactions - net increase (decrease)	1,598,754	(3,015,131)
Total increase (decrease) in net assets	3,242,489	(1,404,955)
Net Assets
Beginning of period	83,683,207	85,088,162
End of period (including undistributed net investment income of $1,263,475 and $91,204, respectively)	$ 86,925,696	$ 83,683,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 F
Net asset value, beginning of period	$ 9.810	$ 9.680	$ 7.780	$ 11.120	$ 11.720	$ 10.520
Income from Investment Operations
Net investment income E	.587 I	.899	.821	.943	.953	.274
Net realized and unrealized gain (loss)	.077 I	.391	1.884	(3.275)	.891	1.574
Total from investment operations	.664	1.290	2.705	(2.332)	1.844	1.848
Less Distributions
From net investment income	(.454)	(.947)	(.805)	(.834)	(.984)	(.238)
In excess of net investment income	-	(.213)	-	-	-	-
From net realized gain	-	-	-	-	(1.460)	(.410)
Return of capital	-	-	-	(.174)	-	-
Total distributions	(.454)	(1.160)	(.805)	(1.008)	(2.444)	(.648)
Net asset value, end of period	$ 10.020	$ 9.810	$ 9.680	$ 7.780	$ 11.120	$ 11.720
Total Return B, C, D	6.90%	13.69%	36.35%	(21.94)%	16.52%	17.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,217	$ 6,010	$ 2,140	$ 2,829	$ 2,313	$ 478
Ratio of expenses to average net assets before expense reductions	1.45% A	1.41%	1.46%	1.72%	3.47%	14.44% A, H
Ratio of expenses to average net assets after voluntary waivers	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40% A
Ratio of expenses to average net assets after all expense reductions	1.40% A	1.39% G	1.40%	1.39% G	1.38% G	1.40% A
Ratio of net investment income to average net assets	11.92% A, I	8.98%	9.57%	10.05%	7.74%	7.31% A
Portfolio turnover rate	344% A	293%	275%	514%	660%	410%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of shares) to December 31, 1996.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.092 and decrease net realized and unrealized gain (loss) per share by $.092. Without this change the Ratio of net investment income to average net assets would have been 10.07%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 9.800	$ 9.670	$ 7.770	$ 11.110	$ 11.710	$ 9.280
Income from Investment Operations
Net investment income E	.583 G	.899	.815	.975	.877	.758
Net realized and unrealized gain (loss)	.076 G	.385	1.886	(3.319)	.961	2.832
Total from investment operations	.659	1.284	2.701	(2.344)	1.838	3.590
Less Distributions
From net investment income	(.449)	(.942)	(.801)	(.824)	(.978)	(.750)
In excess of net investment income	-	(.212)	-	-	-	-
From net realized gain	-	-	-	-	(1.460)	(.410)
Return of capital	-	-	-	(.172)	-	-
Total distributions	(.449)	(1.154)	(.801)	(.996)	(2.438)	(1.160)
Net asset value, end of period	$ 10.010	$ 9.800	$ 9.670	$ 7.770	$ 11.110	$ 11.710
Total Return B, C, D	6.86%	13.64%	36.34%	(22.07)%	16.47%	40.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 50,611	$ 49,125	$ 55,715	$ 53,643	$ 93,228	$ 78,861
Ratio of expenses to average net assets before expense reductions	1.54% A	1.46%	1.42%	1.50%	1.47%	1.49%
Ratio of expenses to average net assets after voluntary waivers	1.50% A	1.46%	1.42%	1.50%	1.47%	1.49%
Ratio of expenses to average net assets after all expense reductions	1.50% A	1.45% F	1.42%	1.48% F	1.45% F	1.48% F
Ratio of net investment income to average net assets	11.82% A, G	8.92%	9.54%	9.96%	7.08%	7.23%
Portfolio turnover rate	344% A	293%	275%	514%	660%	410%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the one time sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.092 and decrease net realized and unrealized gain (loss) per share by $.092. Without this change the Ratio of net investment income to average net assets would have been 9.96%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 9.850	$ 9.720	$ 7.800	$ 11.160	$ 11.750	$ 9.300
Income from Investment Operations
Net investment income E	.555 G	.835	.761	.907	.806	.686
Net realized and unrealized gain (loss)	.082 G	.383	1.904	(3.334)	.956	2.853
Total from investment operations	.637	1.218	2.665	(2.427)	1.762	3.539
Less Distributions
From net investment income	(.417)	(.888)	(.745)	(.772)	(.892)	(.679)
In excess of net investment income	-	(.200)	-	-	-	-
From net realized gain	-	-	-	-	(1.460)	(.410)
Return of capital	-	-	-	(.161)	-	-
Total distributions	(.417)	(1.088)	(.745)	(.933)	(2.352)	(1.089)
Net asset value, end of period	$ 10.070	$ 9.850	$ 9.720	$ 7.800	$ 11.160	$ 11.750
Total Return B, C, D	6.58%	12.83%	35.58%	(22.66)%	15.70%	39.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 17,827	$ 18,637	$ 19,054	$ 16,703	$ 23,576	$ 17,746
Ratio of expenses to average net assets before expense reductions	2.22% A	2.14%	2.10%	2.21%	2.15%	2.24%
Ratio of expenses to average net assets after voluntary waivers	2.15% A	2.14%	2.10%	2.15%	2.15%	2.15%
Ratio of expenses to average net assets after all expense reductions	2.15% A	2.12% F	2.10%	2.13% F	2.13% F	2.15%
Ratio of net investment income to average net assets	11.17% A, G	8.25%	8.86%	9.36%	6.48%	6.56%
Portfolio turnover rate	344% A	293%	275%	514%	660%	410%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.092 and decrease net realized and unrealized gain (loss) per share by $.092. Without this change the Ratio of net investment income to average net assets would have been 9.31%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 F
Net asset value, beginning of period	$ 9.840	$ 9.700	$ 7.790	$ 11.110	$ 12.190
Income from Investment Operations
Net investment income E	.548 I	.821	.750	.792	.154
Net realized and unrealized gain (loss)	.074 I	.395	1.893	(3.191)	.322
Total from investment operations	.622	1.216	2.643	(2.399)	.476
Less Distributions
From net investment income	(.412)	(.878)	(.733)	(.762)	(.286)
In excess of net investment income	-	(.198)	-	-	-
From net realized gain	-	-	-	-	(1.270)
Return of capital	-	-	-	(.159)	-
Total distributions	(.412)	(1.076)	(.733)	(.921)	(1.556)
Net asset value, end of period	$ 10.050	$ 9.840	$ 9.700	$ 7.790	$ 11.110
Total Return B, C, D	6.43%	12.84%	35.31%	(22.47)%	4.16%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,386	$ 3,157	$ 2,402	$ 964	$ 66
Ratio of expenses to average net assets before expense reductions	2.33% A	2.25%	2.23%	4.84%	132.60% A, H
Ratio of expenses to average net assets after voluntary waivers	2.25% A	2.25%	2.23%	2.25%	2.25% A
Ratio of expenses to average net assets after all expense reductions	2.25% A	2.24% G	2.23%	2.23% G	2.25% A
Ratio of net investment income to average net assets	11.07% A, I	8.13%	8.73%	9.30%	9.04% A
Portfolio turnover rate	344% A	293%	275%	514%	660%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.092 and decrease net realized and unrealized gain (loss) per share by $.092. Without this change the Ratio of net investment income to average net assets would have been 9.21%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 9.750	$ 9.620	$ 7.740	$ 11.060	$ 11.650	$ 9.280
Income from Investment Operations
Net investment income D	.596 F	.928	.837	.931	.860	.786
Net realized and unrealized gain (loss)	.069 F	.392	1.868	(3.229)	1.008	2.779
Total from investment operations	.665	1.320	2.705	(2.298)	1.868	3.565
Less Distributions
From net investment income	(.465)	(.972)	(.825)	(.846)	(.998)	(.785)
In excess of net investment income	-	(.218)	-	-	-	-
From net realized gain	-	-	-	-	(1.460)	(.410)
Return of capital	-	-	-	(.176)	-	-
Total distributions	(.465)	(1.190)	(.825)	(1.022)	(2.458)	(1.195)
Net asset value, end of period	$ 9.950	$ 9.750	$ 9.620	$ 7.740	$ 11.060	$ 11.650
Total Return B, C	6.96%	14.11%	36.59%	(21.75)%	16.84%	40.21%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,886	$ 6,754	$ 5,778	$ 1,434	$ 1,320	$ 2,639
Ratio of expenses to average net assets before expense reductions	1.19% A	1.12%	1.14%	2.30%	1.57%	2.27%
Ratio of expenses to average net assets after voluntary waivers	1.19% A	1.12%	1.14%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets after all expense reductions	1.18% A, E	1.11% E	1.13% E	1.24% E	1.23% E	1.25%
Ratio of net investment income to average net assets	12.13% A, F	9.27%	9.83%	10.02%	6.85%	7.46%
Portfolio turnover rate	344% A	293%	275%	514%	660%	410%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.092 and decrease net realized and unrealized gain (loss) per share by $.092. Without this change the Ratio of net investment income to average net assets would have been 10.28%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Each class calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $1,085,049 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on January 1, 2001.

The effect of this change during the period, was to increase net investment income by $793,820; decrease net unrealized appreciation/depreciation by $576,357; and decrease net realized gain (loss) by $217,463. The Statement of Changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .68% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 5,483	$ 84
Class T	64,063	2,558
Class B	81,728	59,260
Class C	16,463	4,344
	$ 167,737	$ 66,246

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 6,435	$ 2,834
Class T	14,225	4,826
Class B	30,953	30,953*
Class C	1,000	1,000*
	$ 52,613	$ 39,613

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 9,614	.27*
Class T	65,253	.26*
Class B	25,583	.28*
Class C	4,773	.29*
Institutional Class	5,101	.15*
	$ 110,324

* Annualized.

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.40%	$ 1,984
Class T	1.50%	11,410
Class B	2.15%	6,468
Class C	2.25%	1,320
		$ 21,182

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

Certain security trades were directed to brokers who paid $70 of the fund's expenses. In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced the fund's custody expenses by $116.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30,	Year ended December 31,
	2001	2000
From net investment income
Class A	$ 330,546	$ 418,569
Class T	2,293,790	4,698,640
Class B	754,209	1,689,098
Class C	134,890	259,008
Institutional Class	315,394	628,571
Total	$ 3,828,829	$ 7,693,886
In excess of net investment income
Class A	$ -	$ 94,139
Class T	-	1,056,753
Class B	-	379,888
Class C	-	58,253
Institutional Class	-	141,370
Total	$ -	$ 1,730,403
Total distributions	$ 3,828,829	$ 9,424,289

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2001	2000	2001	2000
Class A Shares sold	279,785	455,770	$ 2,787,029	$ 4,612,295
Reinvestment of distributions	29,658	45,878	294,179	456,018
Shares redeemed	(102,028)	(109,731)	(1,015,697)	(1,116,473)
Net increase (decrease)	207,415	391,917	$ 2,065,511	$ 3,951,840
Class T Shares sold	1,133,052	2,270,633	$ 11,370,117	$ 23,042,773
Reinvestment of distributions	198,845	492,682	1,971,160	4,907,280
Shares redeemed	(1,287,516)	(3,509,131)	(12,783,718)	(35,823,854)
Net increase (decrease)	44,381	(745,816)	$ 557,559	$ (7,873,801)
Class B Shares sold	347,781	545,795	$ 3,518,781	$ 5,512,186
Reinvestment of distributions	58,523	162,479	583,902	1,626,682
Shares redeemed	(527,813)	(776,735)	(5,290,657)	(7,908,041)
Net increase (decrease)	(121,509)	(68,461)	$ (1,187,974)	$ (769,173)
Class C Shares sold	67,591	159,721	$ 676,528	$ 1,608,745
Reinvestment of distributions	10,507	23,871	104,609	238,459
Shares redeemed	(62,096)	(110,191)	(619,786)	(1,097,592)
Net increase (decrease)	16,002	73,401	$ 161,351	$ 749,612
Institutional Class Shares sold	50,214	239,238	$ 503,004	$ 2,401,641
Reinvestment of distributions	30,267	74,587	298,438	739,637
Shares redeemed	(81,300)	(221,661)	(799,135)	(2,214,887)
Net increase (decrease)	(819)	92,164	$ 2,307	$ 926,391

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	54,721,713.00	94.972
Against	347,820.82	0.604
Abstain	2,549,247.27	4.424
TOTAL	57,618,781.09	100.000
PROPOSAL 7
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	53,713,733.61	93.223
Against	1,191,701.56	2.068
Abstain	2,713,345.92	4.709
TOTAL	57,618,781.09	100.000
PROPOSAL 8
To approve an amended and restated sub-advisory agreement with Fidelity Management & Research (U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	53,616,411.12	93.054
Against	1,174,685.84	2.038
Abstain	2,827,684.13	4.908
TOTAL	57,618,781.09	100.000
PROPOSAL 9
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	53,479,538.22	92.816
Against	1,305,806.63	2.266
Abstain	2,833,436.24	4.918
TOTAL	57,618,781.09	100.000
PROPOSAL 10
To approve an amended sub-advisory agreement with Fidelity International Investment Advisors (FIIA) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	53,604,643.62	93.033
Against	1,174,919.97	2.039
Abstain	2,839,217.50	4.928
TOTAL	57,618,781.09	100.000
PROPOSAL 11
To approve an amended sub-advisory agreement between Fidelity International Investment Advisors (U.K.) Limited and FIIA for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	53,586,880.93	93.002
Against	1,247,102.66	2.165
Abstain	2,784,797.50	4.833
TOTAL	57,618,781.09	100.000
PROPOSAL 12
To approve an amended sub-advisory agreement between Fidelity Investments Japan Limited (FIJ) and FIIA for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	53,520,270.30	92.887
Against	1,311,193.92	2.275
Abstain	2,787,316.87	4.838
TOTAL	57,618,781.09	100.000
PROPOSAL 16
To eliminate a fundamental investment policy for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	36,617,684.23	88.844
Against	1,543,143.67	3.744
Abstain	3,054,964.65	7.412
TOTAL	41,215,792.55	100.000
Broker Non-Votes	16,402,988.54
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	37,306,413.89	90.515
Against	1,001,307.74	2.429
Abstain	2,908,070.92	7.056
TOTAL	41,215,792.55	100.000
Broker Non-Votes	16,402,988.54

*Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Phillip L. Bullen, Vice President

John H. Carlson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

* Independent trustees

Advisory Board

Robert C. Pozen

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EMII-SANN-0801 141125
1.705746.103

(Fidelity Investment logo)(registered trademark)